J.P. MORGAN INTERNATIONAL EQUITY FUNDS

JPMorgan International Equity Income Fund

(All Share Classes)

(a series of JPMorgan Trust I)

Supplement dated February 27, 2019 to the

Summary Prospectuses, Prospectuses and Statement of Additional Information

dated March 1, 2018, as supplemented

Jeroen Huysinga has decided to retire from the asset management industry and will no longer serve as a portfolio manager for the JPMorgan International Equity Income Fund (the “Fund”) effective March 14, 2019 (the “Effective Date”). On the Effective Date, Sam Witherow will be joining the portfolio management team for the Fund.

On the Effective Date, the portfolio manager information in the “Risk/Return Summary — Management” section of each Summary Prospectus and Prospectus is hereby deleted in its entirety and replaced with the following:

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Rajesh Tanna	2018	Managing Director
Helge Skibeli	2018	Managing Director
Sam Witherow	2019	Executive Director

In addition, on the Effective Date, the “The Funds’ Management and Administration — The Portfolio Managers — International Equity Income Fund” section of each Prospectus is hereby deleted in its entirety and replaced by the following:

International Equity Income Fund

The portfolio management team for the Fund utilizes a team based approach and is comprised of Rajesh Tanna, a Managing Director, Helge Skibeli, a Managing Director and CFA charterholder, and Sam Witherow, an Executive Director and CFA charterholder. Messrs. Tanna, Skibeli and Witherow share authority in the day-to-day management of the Fund.

Mr. Tanna is a Managing Director of JPMIM and has been a portfolio manager of the Fund since 2018 and is a senior portfolio manager in the International Equity Group, based in London. Mr. Skibeli is a Managing Director of JPMIM and has been an employee of JPMIM or its affiliates (or one of their predecessors) since 1990. Mr. Skibeli has been a portfolio manager of the Fund since 2018 and is the Global Head of Developed Market Equity Research and CIO for the Research Driven Process (RDP) for International Equities, and U.S. Equity Core business. Mr. Witherow is an Executive Director of JPMIM and a portfolio manager in the International Equity Group. Mr. Witherow, who has been an employee of JPMIM or its affiliates (or one of their predecessors) since 2008, became a portfolio manager of the Fund in 2019.

On the Effective Date, the information in the first and second tables with respect to the Fund in the “Portfolio Managers — Portfolio Managers’ Other Accounts Managed” section of the Statement of Additional Information (“SAI”) is hereby deleted in its entirety and replaced with the following:

SUP-IEINC-PM-219

Portfolio Managers’ Other Accounts Managed

The following table shows information regarding all of the other accounts for which advisory fees are not based on the performance of the accounts that are managed by each portfolio manager as of December 31, 2018:

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($Thousand)	Number of Accounts	Total Assets ($Thousand)	Number of Accounts	Total Assets ($Thousand)
International Equity Income Fund
Rajesh Tanna	0	$0	1	$980,171	8	$1,508,122
Helge Skibeli	3	1,606,561	16	6,561,960	12	1,758,777
Sam Witherow	1	3,883	2	857,667	1	92,072

The following table shows information on the other accounts managed by each portfolio manager that have advisory fees wholly or partly based on performance as of December 31, 2018:

	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($Thousand)	Number of Accounts	Total Assets ($Thousand)	Number of Accounts	Total Assets ($Thousand)
International Equity Income Fund
Rajesh Tanna	0	$0	0	$0	0	$0
Helge Skibeli	0	0	0	0	2	305,106
Sam Witherow	0	0	0	0	0	0

In addition, on the Effective Date, the information in the “Portfolio Managers — Portfolio Managers’ Ownership of Securities” section of the SAI with respect to the Fund is hereby deleted in its entirety and replaced with the following:

Portfolio Managers’ Ownership of Securities

The following table indicates the dollar range of securities of the Fund beneficially owned by each portfolio manager as of December 31, 2018:

Dollar Range of Securities in the Fund
	None	$1- 10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
International Equity Income Fund
Rajesh Tanna	X
Helge Skibeli	X
Sam Witherow	X

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH

THE SUMMARY PROSPECTUSES, PROSPECTUSES AND THE

STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE